Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands		Jun. 30, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents		$ 5,476	$ 8,380
Marketable securities and warrants		1,610	2,350
Trade receivables		1,765	1,782
VAT recoverable		4,473	5,573
Inventories		3,065	2,375
Other current assets		2,374	1,333
Total current assets		18,763	21,793
Non-current assets
Property, plant and equipment		26,744	25,830
Mineral rights		20,436	20,511
Deferred income tax assets		5,183	5,145
Total assets	[1]	71,126	73,279
Current liabilities
Trade and other payables		9,615	8,172
VAT payable		2,265	3,415
Current portion of long-term lease liabilities		315	405
Total current liabilities		12,195	11,992
Non-current liabilities
Convertible debentures		8,429	7,283
Long-term lease liabilities		333	425
Provisions		2,257	2,208
Deferred income tax liabilities		864	929
Total liabilities	[1]	24,078	22,837
Equity
Share capital		137,484	136,199
Contributed surplus		34,621	34,015
Accumulated other comprehensive loss		(15,198)	(15,380)
Deficit		(109,859)	(104,392)
Total equity		47,048	50,442
Total liabilities and equity		$ 71,126	$ 73,279

[1]	Certain comparative period balances related to deferred income tax and foreign exchange impacts have been reallocated to conform with the current interim period allocation. As a result, total assets for Mexico and Corporate as at December 31, 2020, previously reported as $63,062 and $10,217, were revised to $40,897 and $32,382, respectively.